Liabilities Related to Business Combinations and to Non-Controlling Interests - Additional Information (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 832	€ 714
Bayer contingent consideration arising from acquisition of Genzyme
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Payment to sale of business period	10 years
Fair value of contingent consideration payable		€ 50	59
Increase in fair value of liability		1.00%
Bayer contingent consideration arising from acquisition of Genzyme | Top of range
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Potentiel payments related to percentage of sales of alemtuzumab | $	$ 1,250
MSD contingent consideration (European Vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 200	269
Increase in fair value of liability		2.00%
Shire contingent consideration arising from acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 400	354
Increase in fair value of liability		14.00%
Contingent consideration arising from acquisition of Amunix
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [Line Items]
Fair value of contingent consideration payable		€ 171	€ 0
Increase in fair value of liability		2.00%